Related party transactions - Summary of aggregate amounts Payable to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Aggregate top-up pension obligation	€ 48	€ 59	€ 68
Aggregate termination benefits and lump-sum retirement benefits	€ 5	€ 10	€ 9